UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Kendall Square Capital, LLC

Address:   235 Montgomery St., Suite 1010
           San Francisco, CA 94104


Form 13F File Number: 028-14817


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jasoon Harris
Title:  Managing Member
Phone:  415-391-1565

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Harris                   San Francisco, CA                  5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              37

Form 13F Information Table Value Total:  $      150,008
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                    VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABERCROMBIE & FITCH CO    CL A           002896207    4,671   101,100 SH       SOLE                  101,100      0    0
ACTUATE CORP              COM            00508B102    3,734   621,768 SH       SOLE                  621,768      0    0
AEROPOSTALE               COM            007865108    2,649   194,776 SH       SOLE                  194,776      0    0
ALTERA CORP               COM            021441100    3,134    88,385 SH       SOLE                   88,385      0    0
APPLE INC                 COM            037833100    7,437    16,800 SH       SOLE                   16,800      0    0
CENTRAL GARDEN & PET CO   COM            153527106    5,845   678,063 SH       SOLE                  678,063      0    0
CEVA INC                  COM            157210105    7,504   481,037 SH       SOLE                  481,037      0    0
COACH INC                 COM            189754104    4,924    98,500 SH       SOLE                   98,500      0    0
COMMUNITY BANKERS TR CORP COM            203612106    3,642 1,107,096 SH       SOLE                1,107,096      0    0
E M C CORP MASS           COM            268648102    6,641   278,000 SH       SOLE                  278,000      0    0
EHEALTH INC COM           COM            28238P109    4,856   271,588 SH       SOLE                  271,588      0    0
ELLIS PERRY INTL INC      COM            288853104    7,424   408,158 SH       SOLE                  408,158      0    0
FORRESTER RESH INC        COM            346563109    2,412    76,208 SH       SOLE                   76,208      0    0
GENESCO INC               COM            371532102      379     6,311 SH       SOLE                    6,311      0    0
HEALTH NET INC            COM            42222G108    2,516    87,900 SH       SOLE                   87,900      0    0
HUMANA INC                COM            444859102    4,949    71,610 SH       SOLE                   71,610      0    0
INTERMOLECULAR INC        COM            45882D109    4,113   403,229 SH       SOLE                  403,229      0    0
INVENSENSE INC            COM            46123D205    5,690   532,800 SH       SOLE                  532,800      0    0
ISHARES TR                BARCLYS 20+ YR 464287432    2,944    25,000 SH       SOLE                   25,000      0    0
JUNIPER NETWORKS INC      COM            48203R104    4,298   231,800 SH       SOLE                  231,800      0    0
LIQUIDITY SERVICES INC    COM            53635B107    8,213   275,524 SH       SOLE                  275,524      0    0
MATTERSIGHT CORP          COM            577097108      263    61,363 SH       SOLE                   61,363      0    0
MEADOWBROOK INS GROUP INC COM            58319P108    8,732 1,238,626 SH       SOLE                1,238,626      0    0
MILLER ENERGY RES INC     COM            600527105      536   144,525 SH       SOLE                  144,525      0    0
PDI INC                   COM            69329V100    2,693   456,470 SH       SOLE                  456,470      0    0
PMC-SIERRA INC            COM            69344F106    6,511   958,917 SH       SOLE                  958,917      0    0
POLYCOM INC               COM            73172K104    1,444   130,300 SH       SOLE                  130,300      0    0
PRGX GLOBAL INC           COM NEW        69357C503      832   119,650 SH       SOLE                  119,650      0    0
RIVERBED TECHNOLOGY INC   COM            768573107    7,196   482,300 SH       SOLE                  482,300      0    0
STAPLES INC               COM            855030102    4,796   357,400 SH       SOLE                  357,400      0    0
SYMMETRICOM INC           COM            871543104      188    41,300 SH       SOLE                   41,300      0    0
SYNOVUS FINL CORP         COM            87161C105    3,203 1,156,398 SH       SOLE                1,156,398      0    0
TANGOE INC                COM            87582Y108    1,111    89,700 SH       SOLE                   89,700      0    0
THE DOLAN COMPANY         COM            25659P402    4,556 1,906,448 SH       SOLE                1,906,448      0    0
UBIQUITI NETWORKS INC     COM            90347A100      430    31,315 SH       SOLE                   31,315      0    0
WET SEAL INC              CL A           961840105    6,237 2,065,364 SH       SOLE                2,065,364      0    0
ZYNGA INC                 CL A           98986T108    3,305   983,500 SH       SOLE                  983,500      0    0
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